Liquidity (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 194,708	$ 195,704	$ 552,430	$ 644,365	$ 1,009,996
Decrease in accounts receivable	500,000
Decrease in bank debt	100,000
Working capital	$ 2,500,000	$ 2,900,000		$ 3,600,000
Current ratio	2.2	2.3		3.5
No of employees	30	30	31	31
Headquarter Office
Square feet of headquarter space (square feet)	10,600		14,400